Lincoln Investor Advantage®
Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners
May 1, 2021
This updating summary prospectus summarizes certain changes to key features of the Lincoln Investor Advantage® variable annuity contract issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln Investor Advantage® contract.
The prospectus for the Lincoln Investor Advantage® variable annuity contract contains more information about the contract’s features, benefits, and risks. You can find the prospectus and other information about the contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your contract.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your contract.
Summary of Recent Contract Changes:
•	The following fund(s) name change(s):

Former Fund Name	New Fund Name
American Funds Blue Chip Income and Growth Fund	American Funds Washington Mutual Investors Fund
LVIP Dimensional/Vanguard Total Bond Fund	LVIP Vanguard Bond Allocation Fund
LVIP Wellington Mid-Cap Value Fund	LVIP Wellington SMID-Cap Value Fund
Putnam VT Equity Income Fund	Putnam VT Large Cap Value Fund

•	The Board of Trustees of Delaware VIP Trust approved the reorganization of each Series into and with a substantially similar series and class of Lincoln Variable Insurance Products (“LVIP”) Trust as shown in the table below:

Delaware VIP Series will reorganize into…	LVIP Fund
Delaware VIP Diversified Income Series	LVIP Delaware Diversified Income Fund
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Delaware VIP Value Series	LVIP Delaware Value Fund

•	The following funds are available as new investment options on or about May 24, 2021.
•	LVIP Delaware High Yield Fund
•	LVIP Delaware Limited-Term Diversified Income Fund
•	LVIP Delaware Mid Cap Value Fund
•	LVIP SSGA Nasdaq-100 Index Fund
•	The following funds will not be available in contracts issued on or after May 24, 2021. Consult your registered representative.
•	AB VPS Small/Mid Cap Value Portfolio
•	DWS Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio
•	Franklin Mutual Shares VIP Fund
•	Hartford Capital Appreciation HLS Fund
•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Equally-Weighted S&P 500 Fund
•	JPMorgan Insurance Trust Income Builder Portfolio
•	Lord Abbett Series Fund Developing Growth Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund

•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Franklin Templeton Muti-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP Mulit-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	QS Variable Conservative Growth

Important Information You Should Consider About the Lincoln Investor Advantage® Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	If you make a withdrawal in excess of the free withdrawal amount before the 5th anniversary since your last Purchase Payment (B-Share), you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you purchase a B-Share contract and make a withdrawal of $100,000 during the first 2 years after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn.
	The C-Share contract does not have surrender charges.			• Fee Tables • Examples • Charges and Other Deductions – Surrender Charge
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.			• Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			• Fee Tables • Examples • Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.26%[1]
	Investment options (fund fees and expenses)	0.45%[1]	20.98%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	0.40%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As a percentage of the greater of the Contract Value or the sum of all purchase Payments (as adjusted for withdrawals).
Lowest and Highest Annual Cost Table. Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $1,846	Highest Annual Cost: $10,005
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of contract option, fund fees and expenses
• No optional benefits
• No surrender charges
• No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of contract option, optional benefits, fund fees and expenses
• No surrender charges
• No additional Purchase Payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in this contract, including loss of principal.	• Principal Risks • Investments of the Variable Annuity Account
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
• Withdrawals from a B-Share contract may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your contract or the amount of money that you actually receive.
	• The benefits of tax deferral, long-term income, and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.	• Principal Risks • Surrender and Withdrawals • Fee Tables • Charges and Other Deductions
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the contract.
• Each investment option (including the fixed account option) has its own unique risks.
	• You should review the investment options before making an investment decision.	• Principal Risks • Investments of the Variable Annuity Account
Insurance Company Risks	• An investment in the contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-888-868-2583 or visiting www.LincolnFinancial.com.	• Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments	• The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
• We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.
	• We reserve the right to remove or substitute any funds as investment options that are available under the contract.	• Principal Risks • Investments of the Variable Annuity Account
Optional Benefits	• If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).	• The Contracts
	TAXES	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If you purchase the contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the contract.
	• Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.	• Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Your registered representative may receive compensation for selling this contract to you, both in the form of commissions and because we may share the revenue it earns on this contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
	• This conflict of interest may influence your investment professional to recommend this contract over another investment.	• Distribution of the Contracts • Principal Risks

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges	• If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	• The Contracts - Replacement of Existing Insurance

Appendix A— Funds Available Under The Contract
The following is a list of funds currently available under the Contract. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Small/Mid Cap Value Portfolio - Class B	1.08%	3.05%	8.07%	8.48%
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index. A master-feeder fund.	ALPS/Alerian Energy Infrastructure Portfolio - Class III	1.30%[2]	-25.12%	0.40%	N/A
Maximize total return.	ALPS/Red Rocks Global Opportunity Portfolio - Class III	2.38%[2]	9.25%	12.51%	N/A
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class II	1.11%[2]	12.27%	9.32%	8.60%
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.89%[2]	2.49%	8.86%	9.79%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	12.16%	10.31%	9.74%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.78%[2]	4.11%	5.84%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	1.06%	30.17%	15.96%	12.62%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.24%	29.39%	14.15%	9.17%
Growth of capital.	American Funds Growth Fund - Class 4	0.86%	51.71%	22.44%	16.57%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4	0.80%	13.25%	13.65%	12.47%
Long-term growth of capital.	American Funds International Fund - Class 4	1.05%	13.66%	10.45%	6.43%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.77%[2]	6.38%	2.82%	N/A
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.09%[2]	23.29%	13.05%	6.33%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4 (formerly American Funds Blue Chip Income and Growth Fund)	0.77%[2]	8.47%	10.58%	10.68%
High total investment return.	BlackRock Global Allocation V.I. Fund - Class III	1.01%[2]	20.71%	9.17%	6.61%
Capital Appreciation.	ClearBridge Variable Aggressive Growth Portfolio - Class II	1.05%	17.73%	9.47%	12.71%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II	1.01%	30.41%	N/A	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II	1.10%	15.10%	10.33%	10.76%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	0.95%	-1.55%	0.80%	N/A
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	0.99%	7.16%	6.66%	N/A
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.94%[2]	6.62%	6.16%	5.03%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class	1.53%[2]	24.69%	15.33%	4.82%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class	1.08%	-2.18%	8.74%	8.38%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B	1.18%	5.32%	4.17%	2.37%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.20%	2.01%	4.23%	3.42%
Income and capital growth consistent with reasonable risk. A fund of funds.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.73%	22.13%	12.47%	10.10%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.86%	30.23%	15.89%	13.23%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.80%[2]	13.89%	8.56%	7.09%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.87%	43.55%	21.02%	16.96%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.87%	17.87%	10.79%	9.22%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.92%	7.16%	6.01%	4.57%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	N/A	N/A	N/A
To provide total return.	First Trust Dorsey Wright Tactical Core Portfolio – Class I	1.30%[2]	11.09%	7.92%	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	N/A	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.10%[2]	2.49%	5.73%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.20%[2]	7.81%	9.44%	N/A
Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	11.75%	8.80%	7.48%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.82%[2]	0.58%	6.83%	5.88%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4	1.08%	-5.17%	5.77%	6.88%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	1.00%	15.85%	14.65%	12.25%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 4	1.03%	5.13%	10.68%	9.10%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.20%[2]	55.01%	19.41%	13.93%
Seeks maximum current income through investment in U.S. short-term debt obligations.	Goldman Sachs VIT Government Money Market Fund - Service Shares This fund is not available in contracts issued on or after January 9, 2017.	0.43%[2]	0.27%	0.83%	0.42%
Long-term growth of capital. A fund of funds.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1.41%[2]	6.58%	2.54%	N/A
Long-term capital appreciation.	Guggenheim VT Long Short Equity	1.73%	4.93%	2.19%	2.89%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies	1.86%[2]	7.39%	2.01%	2.38%
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IC	1.17%	21.32%	13.36%	11.27%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	21.04%	8.92%	7.57%
To seek total return .	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1.05%[2]	9.99%	7.62%	6.12%
To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund - Series II Shares	1.01%	-1.09%	8.30%	9.18%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.96%	-0.13%	7.35%	9.71%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.58%	12.42%	12.34%	11.96%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.82%[2]	9.65%	8.61%	8.29%
Long-term growth of capital.	Invesco V.I. International Growth Fund - Series II Shares	1.17%	13.74%	8.55%	6.46%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund)	1.05%[2]	19.64%	12.59%	11.85%
Total return.	Ivy VIP Asset Strategy Portfolio - Class II advised by Delaware Management Company	1.02%	13.88%	8.61%	6.15%
Capital growth and appreciation.	Ivy VIP Energy Portfolio - Class II advised by Delaware Management Company	1.38%	-36.83%	-12.74%	-8.42%
To seek to provide total return through a combination of high current income and capital appreciation.	Ivy VIP High Income Portfolio - Class II advised by Delaware Management Company	0.97%	6.03%	7.42%	6.52%
Growth of capital.	Ivy VIP Mid Cap Growth Portfolio - Class II advised by Delaware Management Company	1.10%[2]	49.00%	22.57%	15.22%
Growth of capital.	Ivy VIP Science and Technology Portfolio - Class II advised by Delaware Management Company	1.16%	35.36%	20.80%	17.09%
Growth of capital.	Ivy VIP Small Cap Growth Portfolio - Class II advised by Delaware Management Company	1.15%[2]	37.66%	15.59%	11.15%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.81%	7.68%	4.04%	3.61%
Maximize long-term total return.	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	1.17%[2]	15.40%	9.28%	N/A
Maximize income while maintaining prospects for capital appreciation.	JPMorgan Insurance Trust Income Builder Portfolio - Class 2	0.90%[2]	5.21%	6.28%	N/A
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.91%	7.30%	7.41%	6.44%
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1.04%[2]	72.60%	24.72%	17.32%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.86%	3.13%	2.99%	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.94%[2]	15.97%	9.49%	7.58%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class	0.96%[2]	16.79%	10.37%	8.24%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class	0.85%[2]	5.44%	2.56%	N/A
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.18%[2]	34.08%	18.73%	15.04%
Total return.	LVIP BlackRock Advantage Allocation Fund - Service Class	0.99%[2]	12.85%	8.09%	6.75%
Reasonable income by investing primarily in income-producing equity securities.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.92%[2]	0.87%	7.29%	6.42%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Global Real Estate Fund - Service Class	1.06%[2]	-2.45%	4.41%	4.95%
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.74%	5.02%	3.16%	2.38%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class	0.72%	9.48%	4.62%	3.92%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class	0.88%[2]	1.12%	1.94%	1.30%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class (formerly Delaware VIP® Diversified Income Series)	0.84%[2]	10.69%	5.22%	4.10%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Service Class This fund will be available on or about May 24, 2021. Consult your registered representative.	1.04%[2]	6.89%	7.44%	5.67%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class This fund will be available on or about May 24, 2021. Consult your registered representative.	0.83%[2]	4.12%	2.51%	1.83%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class This fund will be available on or about May 24, 2021. Consult your registered representative.	0.79%	0.16%	9.26%	9.18%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware REIT Fund - Service Class (formerly Delaware VIP® REIT Series)	1.13%[2]	-10.64%	2.26%	6.99%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class (formerly Delaware VIP® Smid Cap Core Series)	1.10%[2]	10.74%	9.90%	11.54%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class	0.80%	19.27%	13.68%	12.89%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class (formerly Delaware VIP® U.S. Growth Series)	1.03%	43.69%	16.37%	15.51%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class (formerly Delaware VIP® Value Series)	0.99%[2]	0.13%	8.56%	11.00%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Service Class	0.97%[2]	5.36%	6.33%	6.31%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class	0.87%[2]	6.61%	6.95%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1.02%[2]	-6.66%	3.11%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.75%[2]	16.00%	13.80%	12.45%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.74%[2]	15.05%	12.87%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.86%[2]	15.01%	10.70%	N/A
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.99%[2]	12.38%	7.23%	5.93%
Long-term growth of capital.	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1.07%[2]	13.65%	7.69%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.99%[2]	6.16%	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.96%[2]	5.59%	6.56%	5.30%
Current income consistent with the preservation of capital.	LVIP Global Income Fund - Service Class	0.95%[2]	6.52%	3.91%	2.37%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.96%[2]	5.83%	6.33%	5.30%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.67%	0.21%	0.62%	0.32%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.93%[2]	5.30%	6.71%	5.45%
Current income and some capital appreciation.	LVIP JPMorgan Retirement Income Fund - Service Class	0.97%[2]	9.21%	6.44%	5.66%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1.04%[2]	1.70%	5.41%	5.93%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class	1.12%	34.32%	N/A	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	14.25%	12.16%	7.50%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.92%	3.40%	9.93%	10.66%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.03%	-5.21%	4.39%	3.92%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1.14%[2]	15.07%	9.76%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.79%[2]	3.83%	2.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.59%[2]	7.23%	3.86%	3.24%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	11.91%	7.19%	5.66%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.82%	9.40%	6.50%	5.27%
To maximize long-term capital appreciation.	LVIP SSGA Developed International 150 Fund - Service Class	0.65%[2]	-4.34%	4.67%	3.71%
To maximize long-term capital appreciation.	LVIP SSGA Emerging Markets 100 Fund - Service Class	0.69%[2]	2.40%	6.46%	0.08%
A balance between current income and growth of capital, with a greater emphasis on growth of capital.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	16.91%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.84%[2]	6.75%	6.38%	4.81%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	7.58%	7.07%	4.93%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class	0.86%[2]	-1.22%	4.09%	N/A
To maximize long-term capital appreciation.	LVIP SSGA Large Cap 100 Fund - Service Class	0.61%[2]	2.72%	10.68%	11.03%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class	0.59%[2]	12.90%	11.68%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.76%	13.55%	8.76%	6.84%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.79%	9.59%	7.75%	6.30%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.76%	13.99%	9.46%	7.16%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.81%	9.01%	8.11%	6.45%
The highest total return over time consistent with an emphasis on both capital growth and income.	LVIP SSGA Nasdaq-100® Index Fund - Service Class This fund will be available on or about May 24, 2021.	0.70%[2]	N/A	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class	0.48%	17.74%	14.66%	13.32%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	3.40%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	18.90%	12.45%	10.45%
To maximize long-term capital appreciation.	LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.65%[2]	5.72%	8.47%	7.99%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	36.13%	18.81%	16.37%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	31.37%	18.37%	14.70%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	1.05%[2]	8.26%	N/A	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class (formerly LVIP Dimensional/Vanguard Total Bond Fund)	0.63%	5.42%	3.32%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	19.53%	14.58%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.60%[2]	10.61%	8.72%	N/A
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.96%[2]	42.67%	22.45%	17.18%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class (formerly LVIP Wellington Mid-Cap Value Fund)	1.08%[2]	1.52%	7.55%	8.63%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class	0.76%	8.73%	N/A	N/A
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.98%	31.54%	19.98%	16.50%
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Service Class	1.15%[2]	20.21%	12.42%	10.87%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	9.52%	8.58%	8.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.04%	5.62%	11.10%	8.93%
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1.12%[2]	-1.43%	8.48%	9.17%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class	1.38%[2]	7.91%	7.85%	4.55%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class This fund is not available in contracts issued on or after January 9, 2017.	1.34%[2]	1.23%	2.54%	-5.49%
To seek maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Dynamic Bond Portfolio - Advisor Class This fund is not available in contracts issued on or after January 9, 2017.	1.12%	4.70%	3.99%	N/A
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class This fund is not available in contracts issued on or after January 9, 2017.	1.20%	6.60%	7.65%	5.23%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.93%	15.41%	11.52%	9.92%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	1.02%	16.28%	9.01%	13.74%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.82%	5.73%	5.01%	4.72%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB (formerly Putnam VT Equity Income Fund)	0.82%	5.80%	11.25%	11.60%
To seek positive total return.	Putnam VT Multi-Asset Absolute Return Fund - Class IB	1.19%[2]	-7.38%	-0.53%	N/A
Balance of growth of capital and income.	QS Variable Conservative Growth - Class II	0.96%	10.77%	N/A	N/A
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.21%[2]	-1.34%	3.20%	2.31%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4	0.84%[2]	-5.35%	0.56%	1.46%
Long-term capital appreciation by investing primarily in global resource securities. A fund of funds.	VanEck VIP Global Resources Fund - Class S Shares (formerly VanEck VIP Global Hard Assets Fund)	1.38%	18.83%	5.93%	-3.83%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.93%	6.53%	5.97%	4.97%
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
[2]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
[3]	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
[4]	The index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-193276; 811-09763
EDGAR Contract Identifier C000138878

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